Stock Incentive Plans (Details) - Schedule of restricted stock unit activity	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule of Restricted Stock Unit Activity [Abstract]
Number of Shares, Outstanding Beginning balance | shares
Weighted Average Grant Date Fair Value, Outstanding Beginning balance | $ / shares
Number of Shares, Granted | shares	20,416,417
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 4.26
Number of Shares, Vested | shares	(2,515,851)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 4.99
Number of Shares, Forfeited | shares	(1,184,183)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 4.46
Number of Shares, Outstanding Ending balance | shares	16,716,383
Weighted Average Grant Date Fair Value, Outstanding Endiing balance | $ / shares	$ 4.14